Recovery of Erroneously Awarded Compensation	12 Months Ended
Dec. 31, 2025
Restatement Determination Date:: 2023-12-31
Erroneously Awarded Compensation Recovery
Erroneous Compensation Analysis

In 2023, our Board amended and restated the Company’s Clawback Policy to comply with the SEC’s rules and the Nasdaq listing standards. Our Clawback Policy requires the recovery of performance-based equity and cash incentive compensation from our executive officers under certain circumstances. A copy of this policy is filed as Exhibit 97.1 to our Annual Report on Form 10-K for the year ended December 31, 2023 and is incorporated by reference.